UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22077

Prospector Funds, Inc.
(Exact name of registrant as specified in charter)

370 Church Street
Guilford, CT 06437
(Address of principal executive offices) (Zip code)

Peter N. Perugini, Jr.
Prospector Partners Asset Management, LLC
370 Church Street
Guilford, CT 06437
(Name and address of agent for service)

(203) 458-1500
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2009

Date of reporting period:  March 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments March 31, 2009 (unaudited)

Prospector Capital Appreciation Fund

DESCRIPTION	SHARES	VALUE
Common Stocks - 63.5%
Banks - 0.5%
Charter Financial	6,100	$53,375
Investors Bancorp*	1,000	8,470
Rockville Financial	1,400	12,740
Waterstone Financial*	6,400	13,056
		87,641
Chemicals - 4.6%
Chemtura	49,700	2,361
E.I. Du Pont de Nemours	27,900	623,007
Huntsman	22,900	71,677
Lubrizol	6,000	204,060
		901,105
Consumer Discretionary - 4.0%
Fortune Brands	5,700	139,935
H&R Block	16,100	292,859
Meredith	16,300	271,232
New York Times, Class A	9,900	44,748
Walt Disney	2,200	39,952
		788,726
Consumer Staples - 4.6%
Coca-Cola	3,000	131,850
Coca-Cola Enterprises	11,600	153,004
Mead Johnson Nutrition*	500	14,435
SUPERVALU	4,900	69,972
Tootsie Roll Industries	13,807	299,891
Viterra*	8,600	59,889
Walgreen	6,800	176,528
		905,569
Energy - 10.8%
Cimarex Energy	11,400	209,532
Clayton Williams Energy*	800	23,392
El Paso	9,000	56,250
Encore Acquisition*	3,700	86,099
Hess	4,500	243,900
Marathon Oil	6,000	157,740
McMoRan Exploration*	15,500	72,850
Nexen	43,900	744,544
OPTI - Canada*	56,800	44,600
Parker Drilling*	11,000	20,240
Petro - Canada	14,500	385,410
Plains Exploration & Production*	4,335	74,692
		2,119,249
Healthcare - 1.5%
Pfizer	21,600	294,192

Industrials - 0.4%
Tyco International	4,000	78,240

Information Technology - 3.9%
Automatic Data Processing	9,100	319,956
Broadridge Financial Solutions	2,800	52,108
Hewlett-Packard	7,400	237,244
Xerox	34,300	156,065
		765,373
Insurance - 6.9%
Arthur J. Gallagher	3,800	64,600
Berkshire Hathaway, Class B*	136	383,520
Cincinnati Financial	4,200	96,054
Donegal Group, Class A	3,000	46,110
Loews	11,000	243,100
Max Capital Group	9,400	162,056
Mercer Insurance Group	2,300	32,867
Platinum Underwriters Holdings	2,500	70,900
State Auto Financial	14,700	258,720
		1,357,927
Metals & Mining - 11.1%
AngloGold Ashanti - ADR	4,200	154,392
Barrick Gold	21,300	690,546
Gold Fields - ADR	42,200	478,548
Horsehead Holding*	17,000	93,500
Newmont Mining	15,600	698,256
Norsk Hydro - ADR	9,500	35,737
Northgate Minerals*	27,000	36,180
		2,187,159
Paper & Forest Products - 2.1%
Domtar*	82,200	78,090
Graphic Packaging*	26,500	23,055
MeadWestvaco	13,200	158,268
Neenah Paper	14,900	54,087
TimberWest Forest	40,800	94,816
		408,316
Real Estate - 2.4%
Forestar Group*	19,200	146,880
Post Properties	31,100	315,354
Thomas Properties Group	9,200	10,856
		473,090

Utilities - 10.7%
Calpine*	51,488	350,633
Calpine - Escrow Shares *	775,000	27,125
Dynegy, Class A*	12,000	16,920
El Paso Electric*	3,000	42,270
Mirant*	61,100	696,540
MMC Energy*	8,000	7,600
NorthWestern	2,800	60,144
NV Energy	36,000	338,040
Unisource Energy	19,700	555,343
		2,094,615
Total Common Stocks
(Cost $20,621,848)		$12,461,202

Convertible Corporate Bonds - 33.0%	PAR
Alcoa
5.250%, 03/15/2014	$50,000	$66,063
Amgen
0.125%, 02/01/2011	550,000	512,188
Anixter International
1.000%, 02/15/2013	375,000	284,062
Archer Daniels
0.875%, 02/15/2014	375,000	348,281
Carnival
2.000%, 04/15/2021	50,000	46,125
0.500%, 04/29/2033 (a)	125,000	80,781
Century Aluminum
1.750%, 08/01/2024	200,000	89,000
CMS Energy
2.875%, 12/01/2024	1,400,000	1,461,250
Conseco
3.500%, 09/30/2035	250,000	57,500
Dominion Resources, Series C
2.125%, 12/15/2023	125,000	131,875
Eastman Kodak
3.375%, 10/15/2033	625,000	481,250
EMC
1.750%, 12/01/2011	200,000	200,500
ERP Operating
3.850%, 08/15/2026	450,000	397,710
Ingersoll-Rand
4.500%, 04/15/2012	25,000	25,000
JetBlue Airways
3.750%, 03/15/2035	125,000	108,750
Kinross Gold
1.750%, 03/15/2028 (b)	175,000	165,813
Medtronic
1.500%, 04/15/2011	475,000	447,094
Millipore
3.750%, 06/01/2026	475,000	440,563
NetApp
1.750%, 06/01/2013 (b)	175,000	145,469
Newell Rubbermaid
5.500%, 03/15/2014	50,000	55,187
Newmont Mining
3.000%, 02/15/2012	100,000	123,375
1.250%, 07/15/2014	150,000	180,750
NovaGold Resources
5.500%, 05/01/2015	50,000	16,187
Prudential Financial
0.000%, 12/15/2037 (a)	25,000	24,625
TimberWest Forest
9.000%, 02/11/2014	20,200	16,022
UAL
5.000%, 02/01/2021	225,000	71,348
Unisource Energy
4.500%, 03/01/2035	525,000	449,531
Wyeth
0.965%, 01/15/2024 (a)	50,000	49,650
YRC Worldwide
3.375%, 11/25/2023	25,000	5,687
Total Convertible Corporate Bonds
(Cost $6,796,808)		$6,481,636

Corporate Bond - 0.4%
McMoRan Exploration
11.875%, 11/15/2014
(Cost $69,037)	100,000	$69,000

Convertible Preferred Stock - 0.2%	SHARES
Energy - 0.2%
El Paso Energy Capital Trust
(Cost $57,610)	1,900	$47,500

Warrant - 0.2%
Utilities - 0.2%
Mirant*
(Cost $194,087)	44,500	$44,500

Short-Term Investment - 2.1%
AIM Short-Term Treasury Portfolio
(Cost $416,488)	416,488	$416,488

Total Investments - 99.4%
(Cost $28,155,878)		$19,520,326
Other Assets and Liabilities, Net - 0.6%		$114,693
Total Net Assets - 100.0%		$19,635,019

* Non-income producing security.
(a) Variable rate security at March 31, 2009.
(b) Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of March 31, 2009, the value of these investments was $311,282 or 1.6% of total net assets.

ADR - American Depository Receipt

FAS 157 - Summary of Fair Value Exposure at March 31, 2009

Various inputs are used in determining the value of a Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

		Other
	Investments	Financial
Description	in Securities	Instruments*
Level 1 - Quoted prices	$12,942,565	$-
Level 2 - Other significant observable inputs	6,550,636	-
Level 3 - Significant unobservable inputs	27,125	-
Total	$19,520,326	$-

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments
	in
	Securities
Balance as of 12/31/2008	$31,000
Accrued discounts/ premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation (depreciation)	(3,875)
Net purchases (sales)	-
Transfers in and/or out of Level 3	-
Balance as of 03/31/2009	$27,125

Schedule of Investments March 31, 2009 (unaudited)

Prospector Opportunity Fund

DESCRIPTION	SHARES	VALUE
Common Stocks - 83.7%
Banks - 6.8%
Abington Bancorp	15,900	$131,652
AJS Bancorp	2,000	22,000
Brooklyn Federal Bancorp	6,600	72,798
Chicopee Bancorp*	15,600	185,640
Comerica	2,700	49,437
Fox Chase Bancorp*	11,600	109,620
Hampden Bancorp	10,000	93,100
Ocean Shore Holding	7,300	49,640
Oritani Financial*	10,400	145,600
Roma Financial	6,804	88,112
State Bancorp	5,800	44,660
United Financial Bancorp	3,200	41,888
ViewPoint Financial Group	3,400	40,902
		1,075,049
Consumer Discretionary - 2.8%
AFC Enterprises*	18,200	82,082
American Eagle Outfitters	6,600	80,784
Gentex	7,800	77,688
Mohawk Industries*	1,600	47,792
NVR*	320	136,880
Standard Pacific*	26,200	23,056
		448,282
Consumer Staples - 9.4%
Alberto-Culver	11,000	248,710
Church & Dwight	5,150	268,985
Clorox	5,500	283,140
General Mills	2,600	129,688
Hershey	6,960	241,860
H.J. Heinz	6,500	214,890
Tootsie Roll Industries	1,273	27,651
Viterra*	10,600	73,817
		1,488,741
Diversified Financial Services - 5.2%
Cowen Group*	10,523	51,247
Fifth Street Finance	4,300	33,282
Franklin Resources	6,200	333,994
Invesco	13,900	192,654
Leucadia National*	13,600	202,504
		813,681
Energy - 9.4%
Cimarex Energy	8,000	147,040
Hess	7,100	384,820
Hugoton Royalty Trust	24,600	235,176
Murphy Oil	4,500	201,465
Nexen	22,500	381,600
San Juan Basin Royalty Trust	8,800	125,576
		1,475,677
Healthcare - 5.7%
Aetna	4,200	102,186
Facet Biotech*	4,700	44,650
Henry Schein*	2,500	100,025
Patterson Companies*	6,500	122,590
Schering-Plough	22,800	536,940
		906,391
Industrials - 3.1%
Armstrong World Industries*	5,900	64,959
Ceradyne*	9,800	177,674
Toro	4,700	113,646
Tyco International	6,800	133,008
		489,287
Information Technology - 7.5%
CA	6,200	109,182
CACI International*	6,440	234,996
EMC*	9,100	103,740
MasterCard, Class A	1,120	187,578
NetApp*	12,500	185,500
Novellus Systems*	9,600	159,648
Symantec*	14,100	210,654
		1,191,298
Insurance - 17.7%
Alleghany*	122	33,149
AON	5,800	236,756
Arthur J. Gallagher	2,000	34,000
Assurant	4,300	93,654
Axis Capital Holdings	14,300	322,322
Chubb	6,100	258,152
Cincinnati Financial	7,700	176,099
Hanover Insurance Group	6,600	190,212
Lancashire Holdings*	37,600	258,961
Max Capital Group	10,200	175,848
Mercury General	1,100	32,670
Platinum Underwriters Holdings	13,600	385,696
Progressive*	13,900	186,816
Wesco Financial Group	427	117,852
Zenith National Insurance	11,900	286,909
		2,789,096
Metals & Mining - 6.2%
Horsehead Holding*	20,970	115,335
IAMGOLD	16,400	140,220
Kinross Gold	3,900	69,693
Newmont Mining	13,700	613,212
Pan American Silver*	2,600	45,292
		983,752
Paper & Forest Products - 0.3%
Domtar*	9,100	8,645
Neenah Paper	4,500	16,335
TimberWest Forest	6,900	16,035
		41,015
Real Estate - 0.4%
Forestar Group*	3,600	27,540
Thomas Properties Group	23,800	28,084
		55,624
Utilities - 9.2%
Allegheny Energy	4,700	108,899
Calpine*	20,078	136,731
Calpine, Escrow Shares*	125,000	4,375
CMS Energy	21,000	248,640
El Paso Electric*	3,400	47,906
Empire District Electric	2,700	38,988
Mirant*	21,800	248,520
NorthWestern	6,800	146,064
NV Energy	26,700	250,713
Reliant Energy*	12,400	39,556
Unisource Energy	6,300	177,597
		1,447,989
Total Common Stocks
(Cost $17,152,438)		$13,205,882

Convertible Bonds - 3.3%	PAR
Ceradyne
2.875%, 12/15/2035	$150,000	$120,937
Kinross Gold
1.750%, 03/15/2028 (a)	150,000	142,125
NetApp
1.750%, 06/01/2013 (a)	150,000	124,687
Symantec
0.750%, 06/15/2011	125,000	122,969
TimberWest Forest
9.000%, 02/11/2014	4,500	3,569
Total Convertible Bonds
(Cost $485,519)		$514,287

Corporate Bonds - 2.2%
Broadridge Financial Solutions
6.125%, 06/01/2017	175,000	$147,158
Mohawk Industries
6.250%, 01/15/2011	75,000	67,315
Platinum Underwriters Financial
7.500%, 06/01/2017	200,000	126,970
Total Corporate Bonds
(Cost $323,787)		$341,443

Warrant - 0.0%	SHARES
Utilities - 0.0%
Mirant*
(Cost $27,363)	6,000	$6,000

Short-Term Investment - 10.9%
AIM Short-Term Treasury Portfolio
(Cost $1,719,386)	1,719,386	$1,719,386

Total Investments - 100.1%
(Cost $19,708,493)		$15,786,998
Other Assets and Liabilities, Net - (0.1)%		$(15,102)
Total Net Assets - 100.0%		$15,771,896

* Non-income producing security.
(a) Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of March 31, 2009, the value of these investments was $266,812 or 1.7% of total net assets.

FAS 157 - Summary of Fair Value Exposure at March 31, 2009

Various inputs are used in determining the value of a Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

		Other
	Investments	Financial
Description	in Securities	Instruments*
Level 1 - Quoted prices	$14,926,893	$-
Level 2 - Other significant observable inputs	855,730	-
Level 3 - Significant unobservable inputs	4,375	-
Total	$15,786,998	$-

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments
	in
	Securities
Balance as of 12/31/2008	$5,000
Accrued discounts/ premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation (depreciation)	(625)
Net purchases (sales)	-
Transfers in and/or out of Level 3	-
Balance as of 03/31/2009	$4,375

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows*:

	Capital Appreciation Fund	Opportunity Fund
Cost of investments	$28,155,878	$19,708,493

Gross unrealized appreciation	495,299	555,087
Gross unrealized depreciation	(9,130,851)	(4,476,582)
Net unrealized depreciation	$(8,635,552)	$(3,921,495)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prospector Funds, Inc.

By (Signature and Title) /s/ John D. Gillespie
                                                                 John D. Gillespie, President

Date  May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John D. Gillespie
                                                                 John D. Gillespie, President

Date  May 26, 2009

By (Signature and Title) /s/ Peter N. Perugini
                                                                 Peter N. Perugini, Treasurer

Date  May 26, 2009